Stockholders' Equity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	May 18, 2017	Feb. 20, 2017	Feb. 01, 2017	Jun. 23, 2014	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 13, 2017
Stockholders' Equity (Textuals) [Abstract]
Common Stock, Dividends, Per Share, Declared						$ 1.6800	$ 2.45	$ 1.9575
Stock Issued During Period, Shares, New Issues				61,000
Equity Issuance, Per Share Amount				$ 57.00
Common Units Sold In Offering				8,000
Proceeds from Issuance of Common Stock				$ 3,378		$ 9	$ 27	$ 3,416
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance					$ (339)	(442)
Other comprehensive income (loss)						172	(171)	(176)
Total, Ending Balance						(339)	(442)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance					(339)	(442)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax						12
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax						91
Other comprehensive income (loss)						103	(101)	$ (157)
Total, Ending Balance						(339)	(442)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance					0	(1)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax						2
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax						(1)
Other comprehensive income (loss)						1
Total, Ending Balance						0	(1)
Foreign currency translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance					(2)	(103)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax						25
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax						76
Other comprehensive income (loss)						101
Total, Ending Balance						(2)	(103)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, Beginning Balance					$ (337)	(338)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax						(15)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax						16
Other comprehensive income (loss)						1
Total, Ending Balance						$ (337)	$ (338)
Subsequent Event [Member]
Stockholders' Equity (Textuals) [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.30	$ 0.30
Stock Issued During Period, Shares, New Issues			9,750		65,000
Equity Issuance, Per Share Amount									$ 29.00
Proceeds from Issuance of Common Stock			$ 2,100